Loss per share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Anti-dilutive securities
Convertible notes (in shares)	23,871,971	23,871,971	23,871,971
Options
Anti-dilutive securities
Convertible notes (in shares)	22,631,543	15,935,056	11,260,718
RSU
Anti-dilutive securities
Convertible notes (in shares)	147,396	218,884	0
Performance Shares
Anti-dilutive securities
Convertible notes (in shares)		792,000
Convertible notes
Anti-dilutive securities
Convertible notes (in shares)	11,640,584	5,652,174	5,652,174